Convertible Bonds	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Convertible Bonds
17.	Convertible Bonds

As of December 31, 2016 and 2017, the detail of convertible bonds is as follow:

	As of December 31,
	2016	2017
	NT$	NT$
Unsecured overseas convertible bonds	13,580,212	12,533,316
Less: Discounts on bonds payable	(867,561)	(518,087)
Current portion	(12,712,651)	—

	—	12,015,229

In October 2014, the Company issued the fourth unsecured overseas convertible bonds (the “Bonds”) in US$400,000 thousand. The Bonds are zero coupon bonds with a maturity of 5 years and with par value of US$250 thousand or in any integral multiples thereof.

Key terms and conditions of the Bonds are as follows:

A.	Each holder of the Bonds has the right to convert at any time starting from the day immediately following 40 days after the issue date to 10 days prior to the maturity date, except during legal lock-up period, into newly issued listed common shares or American Depository shares (“ADSs”) at the conversion price NT$53.1038 dollars, determined on the basis of a fixed exchange rate of US$1 to NT$30.392 (in dollars). The conversion price was adjusted to $44.1443 dollars as of December 31, 2017.

B.	Unless previously redeemed, repurchased and cancelled, or converted, the Bonds will be redeemed by the Company on the maturity date at an amount equal to 105.11% of the principals, with repayment made in US dollars.

C.	Each holder shall have the right to request the Company repurchase all or any portion of the principal amount thereof of a holder’s Bonds (1) at 103.04% of the principal amount on the third anniversary of the issuance date or (2) at principal amount plus 1% interest compounded semiannually (“Early Redemption Amount”) in the event of a change in control or delisting.

D.	The Company may redeem the Bonds in whole or in part, from 3 years after the issuance date, at a price equal to the Early Redemption Amount, provided that the closing price of the Company’s common shares on the Taiwan Stock Exchange, converted into US dollars at the prevailing exchange rate, on 20 trading days within a period of 30 consecutive trading days, is at least 130% of the Early Redemption Amount divided by the conversion ratio. The Company may, in whole but not in part, redeem all of the Bonds at the Early Redemption Amount in the event that more than 90% of the Bonds have been previously redeemed, converted, or repurchased or cancelled, or in the event of changes in the R.O.C.’s tax rules which result in significant unfavorable tax consequences to the Company.

E.	The Bonds contained a debt host contract, recognized as convertible bonds, and the Bonds Options were aggregately recognized as financial liabilities at fair value through profit or loss. The effective interest rate of the debt host contract was 2.407% and the aggregate fair value of the Bonds Options was $774,319 on initial recognition.

F.	For the years ended December 31, 2015, 2016 and 2017, the interest expenses on corporate bonds payable were $300,672, $306,423 and $289,671, respectively.

G.	On February 12, 2018, the Company convened an extraordinary general meeting to resolve the Joint Share Exchange Agreement, Supplemental Agreement to Joint Share Exchange Agreement and the transaction completed by the Joint Share Exchange Agreement with Advanced Semiconductor Engineering, Inc. On the same day, the Board of Directors resolved April 30, 2018 as the effective date of the Share Exchange Transactions and the delisting date of the Company’s shares. As a result of the event described above, a Delisting Event and a Change of Control Event of the Indenture will occur on April 30, 2018, and the Delisting Repurchase Date to be April 13, 2018. Therefore, the Bond holder shall have the right to request the Company repurchase the Bond in the amount indicated in Note 17C above when the application period from February 14 to April 3, 2018.